Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of revenues can be categorized into the following
	Years Ended December 31,
	2020	2019
Consulting and staffing services	$6,684,053	$4,792,607
Permanent placement fees	517,704	274,030
Recruiters on Demand	966,104	486,388
Career services	190,225	138,384
Marketing and publishing	144,806	306,578
Total revenue	$8,502,892	$5,997,987

Schedule of fair values of financial assets and liabilities
	Fair Value at December 31,	Fair Value Measurement Using
	2020	Level 1	Level 2	Level 3

Available for sale marketable securities (Note 3)	$1,424	$1,424	$-	$-
Warrant derivative liability (Note 11)	$11,537,997	$-	$-	$11,537,997
	Fair Value at December 31,	Fair Value Measurement Using
	2019	Level 1	Level 2	Level 3

Available for sale marketable securities (Note 3)	$44,766	$44,766	$-	$-
Derivative liability (Note 11)	$612,042	$-	$-	$612,042

Schedule of derivative liability measured at fair value on a recurring basis
	Years Ended December 31,
	2020	2019
Balance at January 1	$612,042	$-
Additions to derivative instruments	5,625,519	1,750,646
Anti-dilution adjustments to derivative instruments	2,642,175	-
(Gain) loss on change in fair value of derivative liability	2,658,261	(1,138,604)
Balance, December 31	$11,537,997	$612,042

Schedule of earnings (loss) per share
	December 31,	December 31,
	2020	2019
Options	1,690,758	873,420
Stock awards	554,000	857,093
Warrants	3,653,443	470,939
Convertible notes	1,825,192	-
Convertible preferred stock	16,550,275	16,616,250
	24,273,668	18,817,702